COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Lease Commitments
Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2014, are (in the aggregate) and for each succeeding fiscal year below:

2015	$2,872
2016	1,504
2017	944
2018	194
2019 and thereafter	136

$5,650